Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Net loss for the year	$ (2,869,496)	$ (909,660)	$ (12,585,250)
Adjustments to reconcile to non-cash used in operating activities:
Depreciation of property, equipment and vehicles	3,531,388	2,626,332	4,973,729
Write-off of miners	474,872		7,364,650
Compensation	266,720
Changes in operating assets and liabilities:
Other receivables and prepayments	(418,140)	215,638	2,400,297
Other payables and accruals	268,233	(15,262)	(397,513)
Account prepaid and other deposits	160,000
Net cash generated from/(used in) operating activities	1,413,577	1,917,048	1,755,913
Cash flows from investing activities:
Purchase of property and equipment	(3,100,567)	(2,596,673)	(9,250,538)
Utilization of digital assets	(1,225,698)	936,404	5,893,591
Net cash investing activities:	(4,326,265)	(1,660,269)	(3,356,947)
Cash from financing activities
Loan from unrelated third party	3,000,000
Repayment of loans from unrelated third party	(1,125,000)
Net cash in financing activities	1,875,000
Net cash flows for the year	(1,037,688)	256,779	(1,601,034)
Effect of exchange rates on cash and cash equivalents	2,596	(22,049)	(20,053)
Net (decrease)/increase generated from cash and cash equivalents	(1,035,092)	234,730	(1,621,087)
Cash and cash equivalents, beginning of year	1,118,929	884,199	2,505,286
Cash and cash equivalents, end of year	$ 83,837	$ 1,118,929	$ 884,199